Significant Accounting Policies and Recent Accounting Pronouncements, Lease Contracts (Details) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018
Lease Contracts [Abstract]
Deferred ballast costs			$ 112,508
Deferred ballast income			430,994
Amortization expense related to deferred ballast costs	$ 0	$ 0	31,066	$ 0
Amortization of deferred ballast income	$ 0	$ 0	$ 119,006	$ 0